Share warrants - Schedule of Warrant Obligations (Detail) - Warrant ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Disclosure of reserves within equity [line items]
Beginning balance	₨ 772		₨ 1,309	₨ 2,486
Foreign currency translation	13		14	179
Converted to Public warrants
Change in fair value	(595)		(551)	(1,356)
Balance	190	$ 2	772	1,309
Public Warrants
Disclosure of reserves within equity [line items]
Beginning balance	558		915	1,543
Foreign currency translation	10		9	149
Converted to Public warrants	78		32	171
Change in fair value	(490)		(398)	(948)
Balance	156	2	558	915
Private Warrants
Disclosure of reserves within equity [line items]
Beginning balance	214		394	943
Foreign currency translation	3		5	30
Converted to Public warrants	(78)		(32)	(171)
Change in fair value	(105)		(153)	(408)
Balance	₨ 34	$ 0	₨ 214	₨ 394